Cover	12 Months Ended
May 31, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Paychex, Inc.
Entity Central Index Key	0000723531